Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	275,746,645.86	19,758
Yield Supplement Overcollateralization Amount 09/30/18	7,728,185.47	0
Receivables Balance 09/30/18	283,474,831.33	19,758
Principal Payments	13,232,803.80	461
Defaulted Receivables	797,489.69	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	7,183,799.25	0
Pool Balance at 10/31/18	262,260,738.59	19,249

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.34%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	6,686,233.13	369
Past Due 61-90 days	1,989,808.80	111
Past Due 91-120 days	300,261.59	20
Past Due 121+ days	0.00	0
Total	8,976,303.52	500

Total 31+ Delinquent as % Ending Pool Balance	3.42%
Total 61+ Delinquent as % Ending Pool Balance	0.87%
Delinquency Trigger Occurred	NO

Recoveries	449,312.73
Aggregate Net Losses/(Gains) - October 2018	348,176.96
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.47%
Prior Net Losses Ratio	1.11%
Second Prior Net Losses Ratio	1.36%
Third Prior Net Losses Ratio	1.04%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.12%

Overcollateralization Target Amount	11,801,733.24
Actual Overcollateralization	11,801,733.24
Weighted Average APR	3.83%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	36.93

Flow of Funds	$ Amount

Collections	14,595,949.28
Investment Earnings on Cash Accounts	55,820.87
Servicing Fee	(236,229.03)
Transfer to Collection Account	0.00
Available Funds	14,415,541.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	373,049.37
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,077,308.21
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,801,733.24
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9)(a) Supplemental Reserve Amount	1,163,450.30
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	14,415,541.12

Servicing Fee	236,229.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 10/15/18	263,338,046.80
Principal Paid	12,879,041.45
Note Balance @ 11/15/18	250,459,005.35

Class A-1
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-3
Note Balance @ 10/15/18	170,508,046.80
Principal Paid	12,879,041.45
Note Balance @ 11/15/18	157,629,005.35
Note Factor @ 11/15/18	60.1637425%

Class A-4
Note Balance @ 10/15/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	74,800,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	18,030,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	373,049.37
Total Principal Paid	12,879,041.45
Total Paid	13,252,090.82

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	251,499.37
Principal Paid	12,879,041.45
Total Paid to A-3 Holders	13,130,540.82

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4343693
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.9960312
Total Distribution Amount	15.4304005

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9599213
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.1566468
Total A-3 Distribution Amount	50.1165681

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	83.65
Noteholders' Principal Distributable Amount	916.35

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/18	20,474,858.58
Investment Earnings	34,611.27
Investment Earnings Paid	(34,611.27)
Deposit/(Withdrawal)	1,163,450.30
Balance as of 11/15/18	21,638,308.88
Change	1,163,450.30

Total Reserve Amount	21,638,308.88